Note 10 - Net Income Per Share (Details Textual) - $ / shares	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2020
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)	200,000,000	228,285,684
Number of share surrendered (in shares)	9,750,000
Par value per share (in dollars per share)		$ 0.0001
Number of ordinary shares per share of ADS (in shares)		2